UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Antipodean Advisors LLC

Address:    499 Park Avenue
            21st Floor
            New York, NY 10022

13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Johnson
Title:      Chief Financial Officer
Phone:      212-339-5202

Signature, Place and Date of Signing:


/s/ Kevin Johnson                   New York, NY           November 14, 2012
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $836,202
                                        (thousands)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number    Name
---   --------------------    ----
1     028-14222               Antipodean Domestic Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION     MNGRS   SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------     -----   ----      ------ ----
AMERICAN INTL GROUP INC       COM NEW          026874784   48,660    1,484,000 SH       SHARED-DEFINED  1      1,484,000
CAPITAL ONE FINL CORP           COM            14040H105    9,578      168,000 SH       SHARED-DEFINED  1        168,000
CARTER INC                      COM            146229109  124,909    2,320,000 SH       SHARED-DEFINED  1      2,320,000
CEPHEID                         COM            15670R107   16,745      485,350 SH       SHARED-DEFINED  1        485,350
COLFAX CORP                     COM            194014106   70,773    1,930,000 SH       SHARED-DEFINED  1      1,930,000
DAVITA INC                      COM            23918K108   29,477      284,500 SH       SHARED-DEFINED  1        284,500
EQUINIX INC                   COM NEW          29444U502   81,802      397,000 SH       SHARED-DEFINED  1        397,000
FIRST SOLAR INC                 COM            336433107   11,846      534,933 SH       SHARED-DEFINED  1        534,933
GRACE W R & CO DEL NEW          COM            38388F108   17,724      300,000 SH       SHARED-DEFINED  1        300,000
GREEN MTN COFFEE ROASTERS IN    COM            393122106   12,725      536,000 SH       SHARED-DEFINED  1        536,000
GROUPON INC                   COM CL A         399473107    2,040      428,042 SH       SHARED-DEFINED  1        428,042
MEDIVATION INC                  COM            58501N101   50,873      902,800 SH       SHARED-DEFINED  1        902,800
NEWS CORP                       CL A           65248E104   23,794      971,000 SH       SHARED-DEFINED  1        971,000
PANDORA MEDIA INC               COM            698354107    6,023      550,000 SH       SHARED-DEFINED  1        550,000
POLYPORE INTL INC               COM            73179V103    9,863      279,000 SH       SHARED-DEFINED  1        279,000
PRICELINE COM INC             COM NEW          741503403   58,193       94,000 SH       SHARED-DEFINED  1         94,000
RUBICON TECHNOLOGY INC          COM            78112T107    3,019      315,112 SH       SHARED-DEFINED  1        315,112
SALESFORCE COM INC              COM            79466L302   24,084      157,731 SH       SHARED-DEFINED  1        157,731
SALLY BEAUTY HLDGS INC          COM            79546E104   23,911      953,000 SH       SHARED-DEFINED  1        953,000
SHERWIN WILLIAMS CO             COM            824348106   42,588      286,000 SH       SHARED-DEFINED  1        286,000
SIX FLAGS ENTMT CORP NEW        COM            83001A102   59,981    1,020,092 SH       SHARED-DEFINED  1      1,020,092
TRIPADVISOR INC                 COM            896945201   49,942    1,516,620 SH       SHARED-DEFINED  1      1,516,620
UNIVERSAL DISPLAY CORP          COM            91347P105    4,559      132,800 SH       SHARED-DEFINED  1        132,800
VERISIGN INC                    COM            92343E102   53,094    1,090,460 SH       SHARED-DEFINED  1      1,090,460